Earnings Per Share (Q3)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Share
13. Earnings Per Share

Basic income (loss) per share of Class A Common Stock is computed by dividing net earnings (loss) attributable to the Company by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted income (loss) per share of Class A Common Stock is computed by dividing net income (loss) attributable to the Company, adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive shares.

Prior to the Business Combination, the membership structure of WMH included units which had profit interests. The Company analyzed the calculation of net earnings (loss) per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, net earnings per share information has not been presented for periods prior to the Business Combination on June 16, 2021. The basic and diluted income (loss) per share for the nine months ended September 30, 2021 represent the period from June 16, 2021 (Closing Date) to September 30, 2021.

The computation of income (loss) per share attributable to WM Technology, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding are as follows for the three months ended September 30, 2021 and for period from June 16, 2021 (Closing Date) to September 30, 2021 (amounts in thousands, except for share and per share amounts):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Numerator:
Net income	$49,205	$73,773
Less: net income attributable to WMH LLC prior to the Business Combination	—	15,078
Less: net income attributable to noncontrolling interests after the Business Combination	28,370	33,597
Net income attributable to WM Technology, Inc. - Basic	20,835	25,098
Effect of dilutive securities:
Less: fair value change of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	19,618	35,679
Net income (loss) attributable to WM Technology, Inc. - Diluted	$1,217	$(10,581)
Denominator:
Weighted average Class A Common Stock outstanding - Basic	64,216,732	64,149,699
Weighted average effect of dilutive securities:
Public Warrants[1]	2,558,783	3,718,232
Private Placement Warrants[1]	1,432,918	2,082,210
Restricted stock units[1]	95,939	—
Weighted average Class A Common Stock outstanding - Diluted	68,304,372	69,950,141

Net income (loss) per share of Class A Common Stock:
Net income per share of Class A Common Stock - Basic	$0.32	$0.39
Net income (loss) per share of Class A Common Stock - Diluted	$0.02	$(0.15)

1	Calculated using the treasury stock method.

Shares of the Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V Common Stock under the two-class method has not been presented.

The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Class A Units	65,502,347	65,502,347
Class P Units	25,679,122	25,679,122
Restricted stock units	—	3,858,945